SYSTEM COMPONENTS, OTHER PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
System Components Other Property And Equipment Net
Schedule of property and equipment, net

	System Components	Leased systems		Laboratory equipment and Computers	Office furniture and equipment	Leasehold improvement	s	Total
Cost:
Balance as of January 1, 2024	$1,273	$8,494		$1,217	$225	$102		$11,311
Purchases	3,112	2,092		80	223	307		5,814
Transfer to Leased systems	(2,092)	-		-	-	-		(2,092)
Reductions	(586)	(2,405	)(**)	-	-	(15)		(3,006)
Balance as of December 31, 2024	1,707 (*)	8,181		1,297	448	394		12,027

Accumulated depreciation:
Balance as of January 1, 2024	-	4,794		1,006	90	59		5,949
Additions	-	1,111		83	132	32		1,358
Reductions	-	(1,683)		-	-	(15)		(1,698)

Balance as of December 31, 2024	-	4,222		1,089	222	76		5,609

Depreciated cost as of December 31, 2024	$1,707	$3,959		$208	$226	$318		$6,418

(*)	Includes impairment provision of $464

(**)	Derived mainly from returned systems as well as sale of leased systems.

December 31, 2023

	System Components	Leased systems		Laboratory equipment and Computers	Office furniture and equipment	Leasehold improvements	Total
Cost
Balance as of January 1, 2023	$1,220	$7,227		$1,276	$225	$81	$10,029
Purchases	2,336	-		30	-	21	2,387
Transfer to Leased systems	(1,905)	1,994		(89)	-	-	-
Reductions	(378)	(727	)(**)	-	-	-	(1,105)
Balance as of December 31, 2023	1,273 (*)	8,494		1,217	225	102	11,311

Accumulated depreciation:
Balance as of January 1, 2023	-	4,109		926	76	55	5,166
Additions	-	975		80	14	4	1,073
Reductions	-	(290)		-	-	-	(290)

Balance as of December 31, 2023	-	4,794		1,006	90	59	5,949

Depreciated cost as of December 31, 2023	$1,273	$3,700		$211	$135	$43	$5,362

(*)	Includes impairment provision of $607
(**)	Derived mainly from returned systems as well as sale of leased systems.